Stock Based Compensation Plans: (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Based Compensation Plans: [Abstract]
Options outstanding - beginning of period	6,753,188	5,185,188	3,178,102
Weighted Average Exercise Price: Options outstanding - beginning of period			$ 2.39
Options exercised	(1,560,188)	(52,500)	(138,501)
Weighted Average Exercise Price: Options Exercised	$ 0.43	$ 1.56	$ 0.93
Options expired			(1,521,413)
Weighted Average Exercise Price: Options Expired			$ 4.52
Options forfeited			(126,000)
Weighted Average Exercise Price: Options Forfeited			$ 1.82
Options granted	250,000	1,620,500	3,793,000
Weighted Average Exercise Price: Options Granted	$ 3.00	$ 2.89	$ 1.85
Options outstanding - end of period	5,443,000	6,753,188	5,185,188
Weighted Average Exercise Price: Options outstanding - end of period	$ 2.21	$ 1.77	$ 1.42
Options exercisable - end of period	4,493,000	4,568,988	2,897,688
Weighted Average Exercise Price: Options exercisable - end of period	$ 2.27	$ 1.59	$ 1.07